Common Stock and Warrants (Details) - Warrant - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Number of Options Outstanding, Beginning	3,422,510	3,147,783	1,349,850
Number of Options Issued	0	274,727	1,797,933
Number of Options Exercised	0	0	0
Number of Options Expired or cancelled	0	0	0
Number of Options Outstanding and exercisable, Ending	3,422,510	3,422,510	3,147,783
Weighted Average Exercise Price Outstanding, Beginning	$ 8.98	$ 9.29	$ 9.00
Weighted Average Exercise Price Issued	0	5.50	9.50
Weighted Average Exercise Price Exercised	0	0	0
Weighted Average Exercise Price Expired or cancelled	0	0	0
Weighted Average Exercise Price Exercisable and Outstanding, Ending	$ 8.98	$ 8.98	$ 9.29
Weighted Average Remaining Life, Beginning			3 years 11 months 19 days
Weighted Average Remaining Life, Issued		4 years 8 months 1 day	4 years 10 months 28 days
Weighted Average Remaining Life, Outstanding and Exercisable	3 years 1 month 6 days	3 years 7 months 6 days	4 years 6 months 3 days